UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2009

[LOGO OF USAA]
    USAA(R)














PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CAPITAL GROWTH FUND
OCTOBER 31, 2009












                                                                      (Form N-Q)

48453-1209                                   (c)2009, USAA. All rights reserved.

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

USAA CAPITAL GROWTH FUND
October 31, 2009 (unaudited)

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (98.0%)

               COMMON STOCKS (96.9%)

               CONSUMER DISCRETIONARY (8.6%)
               -----------------------------
               ADVERTISING (0.3%)
        42,172 Publicis Groupe S.A. (a)                                                     $       1,604
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.6%)
       121,200 Coach, Inc.                                                                          3,996
                                                                                          ---------------
               APPAREL RETAIL (1.7%)
        50,000 Aeropostale, Inc. *                                                                  1,877
        89,000 Gap, Inc.                                                                            1,899
        85,100 Ross Stores, Inc.                                                                    3,745
        83,500 TJX Companies, Inc.                                                                  3,119
                                                                                          ---------------
                                                                                                   10,640
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.7%)
     1,553,540 GKN plc *(a)                                                                         2,721
        69,762 Valeo S.A. *(a)                                                                      1,890
                                                                                          ---------------
                                                                                                    4,611
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (1.5%)
        84,799 Bayerische Motoren Werke AG (a)                                                      4,143
     2,214,000 Dongfeng Motor Group Co. Ltd. (a)                                                    2,628
       398,700 Ford Motor Co. *                                                                     2,791
                                                                                          ---------------
                                                                                                    9,562
                                                                                          ---------------
               CABLE & SATELLITE (0.7%)
       278,700 Comcast Corp. "A"                                                                    4,041
                                                                                          ---------------
               CASINOS & GAMING (0.5%)
       122,248 OPAP S.A. (a)                                                                        3,124
                                                                                          ---------------
               DEPARTMENT STORES (0.9%)
        23,800 Kohl's Corp. *                                                                       1,362
       100,200 Macy's, Inc.                                                                         1,761
       428,901 Marks & Spencer Group plc (a)                                                        2,403
                                                                                          ---------------
                                                                                                    5,526
                                                                                          ---------------
               DISTRIBUTORS (0.3%)
     3,490,957 Inchcape plc *(a)                                                                    1,678
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.7%)
        54,600 Family Dollar Stores, Inc.                                                           1,545
        51,600 Target Corp.                                                                         2,499
                                                                                          ---------------
                                                                                                    4,044
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.5%)
       868,991 Kingfisher plc (a)                                                                   3,179
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
1 | USAA Capital Growth Fund

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               HOUSEWARES & SPECIALTIES (0.2%)
        43,800 Jarden Corp.                                                                 $       1,200
                                                                                          ---------------
               Total Consumer Discretionary                                                        53,205
                                                                                          ---------------

               CONSUMER STAPLES (9.8%)
               -----------------------
               DISTILLERS & VINTNERS (0.6%)
       223,400 Constellation Brands, Inc. "A" *                                                     3,534
                                                                                          ---------------
               DRUG RETAIL (0.7%)
        37,300 CVS Caremark Corp.                                                                   1,317
        80,800 Walgreen Co.                                                                         3,056
                                                                                          ---------------
                                                                                                    4,373
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.4%)
     1,260,000 Olam International (a)                                                               2,416
                                                                                          ---------------
               FOOD RETAIL (1.2%)
       163,200 Alimentation Couche-Tard, Inc.                                                       2,864
        61,700 Loblaw Companies Ltd.                                                                1,703
        92,700 Metro, Inc.                                                                          2,891
                                                                                          ---------------
                                                                                                    7,458
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (1.4%)
        61,900 Energizer Holdings, Inc. *                                                           3,768
        80,300 Kimberly-Clark Corp.                                                                 4,911
                                                                                          ---------------
                                                                                                    8,679
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.4%)
        45,176 Wal-Mart Stores, Inc.                                                                2,244
                                                                                          ---------------
               PACKAGED FOODS & MEAT (2.2%)
       128,500 Dean Foods Co. *                                                                     2,343
       301,450 Del Monte Foods Co.                                                                  3,256
       283,800 Kraft Foods, Inc. "A"                                                                7,810
                                                                                          ---------------
                                                                                                   13,409
                                                                                          ---------------
               SOFT DRINKS (0.9%)
       305,600 Coca-Cola Enterprises, Inc.                                                          5,828
                                                                                          ---------------
               TOBACCO (2.0%)
       218,530 Altria Group, Inc.                                                                   3,958
        85,751 British America Tobacco plc (a)                                                      2,738
           856 Japan Tobacco, Inc. (a)                                                              2,386
        45,900 Lorillard, Inc.                                                                      3,567
                                                                                          ---------------
                                                                                                   12,649
                                                                                          ---------------
               Total Consumer Staples                                                              60,590
                                                                                          ---------------

               ENERGY (12.8%)
               --------------
               COAL & CONSUMABLE FUELS (0.9%)
       107,100 Alpha Natural Resources, Inc. *                                                      3,638
     1,280,000 Yanzhou Coal Mining Co. Ltd. "H" (a)                                                 1,964
                                                                                          ---------------
                                                                                                    5,602
                                                                                          ---------------
               INTEGRATED OIL & GAS (7.0%)
       116,300 BG Group plc (a)                                                                     2,005
       810,253 BP plc (a)                                                                           7,631
       100,600 ConocoPhillips                                                                       5,048
       272,255 ENI S.p.A. (a)                                                                       6,750
        46,400 Exxon Mobil Corp.                                                                    3,325
        56,100 Murphy Oil Corp.                                                                     3,430
       174,900 Petroleo Brasileiro S.A. ADR                                                         8,084
       240,627 Royal Dutch Shell plc "A" (b)                                                        7,157
                                                                                          ---------------
                                                                                                   43,430
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 2

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               OIL & GAS DRILLING (0.7%)
       101,131 Noble Corp.                                                                  $       4,120
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (2.0%)
       320,200 Acergy S.A. (a)                                                                      3,969
       132,219 Compagnie Generale de Geophysique-Veritas *(a)                                       2,624
        88,700 Dresser-Rand Group, Inc. *                                                           2,614
        53,645 Technip S.A. (a)                                                                     3,378
                                                                                          ---------------
                                                                                                   12,585
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.7%)
        74,700 Crescent Point Energy Corp.                                                          2,540
       103,400 EnCana Corp.                                                                         5,734
        95,500 Nexen, Inc.                                                                          2,055
                                                                                          ---------------
                                                                                                   10,329
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
       277,000 Nippon Mining Holdings, Inc. (a)                                                     1,222
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.3%)
       104,800 Williams Companies, Inc.                                                             1,976
                                                                                          ---------------
               Total Energy                                                                        79,264
                                                                                          ---------------

               FINANCIALS (20.1%)
               ------------------
               CONSUMER FINANCE (0.3%)
       125,700 Discover Financial Services                                                          1,777
                                                                                          ---------------
               DIVERSIFIED BANKS (11.9%)
       201,513 Alpha Bank A.E. *(a)                                                                 3,849
        99,790 Australia and New Zealand Banking Group Ltd. (a)                                     2,030
       628,209 Banco Bilbao Vizcaya Argentaria S.A. (a)                                            11,252
       337,875 Banco Santander S.A. (a)                                                             5,439
     4,820,000 Bank of China Ltd. "H" (a)                                                           2,754
       280,582 Bank of Cyprus (a)                                                                   2,197
        63,200 Bank of Montreal                                                                     2,924
       100,600 Bank of Nova Scotia                                                                  4,207
     1,755,435 Barclays plc *(a)                                                                    9,184
       709,000 BOC Hong Kong Holdings Ltd. (a)                                                      1,629
       786,100 Bumiputra-Commerce Holdings Berhad (a)                                               2,858
     4,472,000 China CITIC Bank "H" (a)                                                             3,336
     2,398,000 China Construction Bank Corp. "H" (a)                                                2,060
       190,000 DBS Group Holdings Ltd. (a)                                                          1,734
     2,426,000 Industrial and Commercial Bank of China Ltd. "H" (a)                                 1,929
        61,000 National Bank of Canada                                                              3,179
       144,822 National Bank of Greece S.A. *(a)                                                    5,259
        58,670 OTP Bank *(a)                                                                        1,627
     5,666,000 PT Bank Mandiri Tbk (a)                                                              2,719
        21,189 Raiffeisen International Bank-Holding AG (a)                                         1,243
        88,435 Standard Chartered plc (a)                                                           2,172
                                                                                          ---------------
                                                                                                   73,581
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (0.1%)
        68,704 Investec plc (a)                                                                       492
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.5%)
       853,000 New World Development Ltd. (a)                                                       1,826
        76,000 Sumitomo Realty & Development Co. Ltd. (a)                                           1,428
                                                                                          ---------------
                                                                                                    3,254
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.1%)
        10,400 Goldman Sachs Group, Inc.                                                            1,770
        82,100 Morgan Stanley                                                                       2,637
       110,200 TD Ameritrade Holding Corp. *                                                        2,127
                                                                                          ---------------
                                                                                                    6,534
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
3 | USAA Capital Growth Fund

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               LIFE & HEALTH INSURANCE (2.4%)
        89,000 AFLAC, Inc.                                                                  $       3,693
        97,000 MetLife, Inc.                                                                        3,301
        57,000 Principal Financial Group, Inc.                                                      1,427
        91,700 Prudential Financial, Inc.                                                           4,147
       126,200 Unum Group                                                                           2,518
                                                                                          ---------------
                                                                                                   15,086
                                                                                          ---------------
               MULTI-LINE INSURANCE (1.1%)
        20,575 Allianz Holding AG (a)                                                               2,358
       742,029 Aviva plc (a)                                                                        4,646
                                                                                          ---------------
                                                                                                    7,004
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
       377,000 Citigroup, Inc.                                                                      1,542
                                                                                          ---------------
               REGIONAL BANKS (0.3%)
       356,000 Bank of Yokohama Ltd. (a)                                                            1,728
                                                                                          ---------------
               REINSURANCE (1.6%)
        76,384 Hannover Rueckversicherungs *(a)                                                     3,428
        42,918 Muenchener Rueckversicherungs-Gesellschaft AG (a)                                    6,807
                                                                                          ---------------
                                                                                                   10,235
                                                                                          ---------------
               REITS - MORTGAGE (0.4%)
       317,500 MFA Mortgage Investments, Inc.                                                       2,356
                                                                                          ---------------
               SPECIALIZED FINANCE (0.2%)
       222,612 IG Group Holdings plc (a)                                                            1,099
                                                                                          ---------------
               Total Financials                                                                   124,688
                                                                                          ---------------

               HEALTH CARE (8.6%)
               ------------------
               BIOTECHNOLOGY (0.6%)
        71,900 Amgen, Inc. *                                                                        3,863
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.3%)
        82,400 AmerisourceBergen Corp.                                                              1,825
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.3%)
        49,100 Kinetic Concepts, Inc. *                                                             1,630
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.4%)
        44,000 Universal Health Services, Inc. "B"                                                  2,449
                                                                                          ---------------
               MANAGED HEALTH CARE (1.4%)
       175,200 Coventry Health Care, Inc. *                                                         3,474
       214,400 UnitedHealth Group, Inc.                                                             5,564
                                                                                          ---------------
                                                                                                    9,038
                                                                                          ---------------
               PHARMACEUTICALS (5.6%)
        73,600 Abbott Laboratories                                                                  3,722
       110,866 AstraZeneca plc (a)                                                                  4,983
       102,800 Eli Lilly and Co.                                                                    3,496
       108,000 Endo Pharmaceuticals Holdings, Inc. *                                                2,419
       109,800 Forest Laboratories, Inc. *                                                          3,038
       168,400 Mylan, Inc. *                                                                        2,735
       121,519 Novartis AG (a)                                                                      6,339
        14,263 Roche Holdings AG (a)                                                                2,285
        78,344 Sanofi-Aventis S.A. (a)                                                              5,727
                                                                                          ---------------
                                                                                                   34,744
                                                                                          ---------------
               Total Health Care                                                                   53,549
                                                                                          ---------------
---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 4

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               INDUSTRIALS (10.9%)
               -------------------
               AEROSPACE & DEFENSE (3.8%)
        27,000 Alliant Techsystems, Inc. *                                                  $       2,100
       803,111 Cobham plc (a)                                                                       2,887
       126,215 European Aeronautic Defense and Space Co. N.V. (a)                                   2,365
        89,800 General Dynamics Corp.                                                               5,631
        19,700 L-3 Communications Holdings, Inc.                                                    1,424
       119,000 Raytheon Co.                                                                         5,388
    29,524,980 Rolls-Royce Group plc *                                                                 --
       492,083 Rolls-Royce Group plc *(a)                                                           3,634
                                                                                          ---------------
                                                                                                   23,429
                                                                                          ---------------
               AIRLINES (0.4%)
     1,554,000 Cathay Pacific Airways *(a)                                                          2,501
                                                                                          ---------------
               BUILDING PRODUCTS (0.9%)
       165,000 Asahi Glass Co. Ltd. (a)                                                             1,374
       130,000 JS Group Corp. (a)                                                                   2,126
       169,500 Masco Corp.                                                                          1,992
                                                                                          ---------------
                                                                                                    5,492
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (2.2%)
       252,936 Aveng Ltd. (a)                                                                       1,343
        48,000 Daelim Industrial Co. Ltd. (a)                                                       3,075
     1,053,000 Kajima Corp. (a)                                                                     2,475
       218,700 KBR, Inc.                                                                            4,477
        42,900 Vinci S.A. (a)                                                                       2,239
                                                                                          ---------------
                                                                                                   13,609
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
        56,000 Oshkosh Corp.                                                                        1,751
       659,000 SembCorp Marine Ltd. (a)                                                             1,603
                                                                                          ---------------
                                                                                                    3,354
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
       566,000 Furukawa Electric Co. Ltd. (a)                                                       2,135
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.7%)
       115,078 Bidvest Group Ltd. (a)                                                               1,796
        44,240 LG Corp. (a)                                                                         2,531
                                                                                          ---------------
                                                                                                    4,327
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.4%)
        66,915 Wartsila Corp. OYJ "B" (a)                                                           2,418
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (1.6%)
       301,000 Itochu Corp. (a)                                                                     1,881
       511,000 Marubeni Corp. (a)                                                                   2,548
       242,300 Mitsui & Co. Ltd. (a)                                                                3,127
     1,326,000 Noble Group Ltd. (a)                                                                 2,419
                                                                                          ---------------
                                                                                                    9,975
                                                                                          ---------------
               Total Industrials                                                                   67,240
                                                                                          ---------------

               INFORMATION TECHNOLOGY (9.1%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.3%)
       233,300 Motorola, Inc.                                                                       1,999
                                                                                          ---------------
               COMPUTER HARDWARE (3.9%)
       212,400 Hewlett-Packard Co.                                                                 10,081
       114,900 International Business Machines Corp.                                               13,858
                                                                                          ---------------
                                                                                                   23,939
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
5 | USAA Capital Growth Fund

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
        57,600 Computer Sciences Corp. *                                                    $       2,921
        39,400 Hewitt Associates, Inc. "A" *                                                        1,399
                                                                                          ---------------
                                                                                                    4,320
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
       428,000 Hitachi Ltd. *(a)                                                                    1,380
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.7%)
       205,600 Jabil Circuit, Inc.                                                                  2,751
        65,500 Tyco Electronics Ltd.                                                                1,392
                                                                                          ---------------
                                                                                                    4,143
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.2%)
         5,200 Nintendo Co. Ltd. (a)                                                                1,326
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.3%)
       125,400 Tencent Holdings Ltd. (a)                                                            2,189
                                                                                          ---------------
               SEMICONDUCTORS (0.9%)
       120,000 Infineon Technologies AG *(a)                                                          539
         8,490 Samsung Electronics Co. Ltd. (a)                                                     5,111
                                                                                          ---------------
                                                                                                    5,650
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.0%)
       216,191 Microsoft Corp.                                                                      5,995
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.9%)
       138,500 Arrow Electronics, Inc. *                                                            3,510
        84,400 Avnet, Inc. *                                                                        2,091
                                                                                          ---------------
                                                                                                    5,601
                                                                                          ---------------
               Total Information Technology                                                        56,542
                                                                                          ---------------

               MATERIALS (7.6%)
               ----------------
               CONSTRUCTION MATERIALS (0.4%)
        44,550 HeidelbergCement AG (a)                                                              2,654
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (1.3%)
        54,600 Eastman Chemical Co.                                                                 2,867
       969,000 Showa Denko K.K. (a)                                                                 1,846
        33,452 Solvay S.A. (a)                                                                      3,289
                                                                                          ---------------
                                                                                                    8,002
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (4.1%)
        49,510 Anglo American Capital plc *(a)                                                      1,798
       306,255 BHP Billiton plc (a)                                                                 8,283
        44,700 First Quantum Minerals Ltd.                                                          3,058
        58,874 KGHM Polska Miedz S.A. (a)                                                           1,981
       164,918 Rio Tinto plc (a)                                                                    7,279
        94,600 Teck Cominco Ltd. *                                                                  2,746
                                                                                          ---------------
                                                                                                   25,145
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
        25,300 CF Industries Holdings, Inc.                                                         2,106
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.4%)
       108,400 Pactiv Corp. *                                                                       2,503
                                                                                          ---------------
               PAPER PRODUCTS (0.7%)
       196,800 International Paper Co.                                                              4,391
                                                                                          ---------------
               STEEL (0.4%)
       812,400 BlueScope Steel Ltd. (a)                                                             2,134
                                                                                          ---------------
               Total Materials                                                                     46,935
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 6

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES (5.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
       653,929 BT Group plc (a)                                                             $       1,396
       227,438 Deutsche Telekom AG (a)                                                              3,102
        29,000 Nippon Telegraph & Telephone Corp. (a)                                               1,198
       244,670 Portugal Telecom SGPS S.A. (a)                                                       2,794
                                                                                          ---------------
                                                                                                    8,490
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (3.8%)
       216,000 America Movil S.A.B. de C.V. ADR "L"                                                 9,532
           410 KDDI Corp. (a)                                                                       2,179
        55,700 Mobile TeleSystems ADR                                                               2,523
        64,300 Vivo Participacoes S.A.                                                              1,577
     3,448,995 Vodafone Group plc (a)                                                               7,631
                                                                                          ---------------
                                                                                                   23,442
                                                                                          ---------------
               Total Telecommunication Services                                                    31,932
                                                                                          ---------------

               UTILITIES (4.2%)
               ----------------
               ELECTRIC UTILITIES (0.9%)
        60,800 FirstEnergy Corp.                                                                    2,631
       128,400 Kansai Electric Power Co., Inc. (a)                                                  2,791
                                                                                          ---------------
                                                                                                    5,422
                                                                                          ---------------
               GAS UTILITIES (0.9%)
       792,935 Snam Rete Gas S.p.A. (a)                                                             3,847
        88,000 UGI Corp.                                                                            2,102
                                                                                          ---------------
                                                                                                    5,949
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
       196,500 AES Corp. *                                                                          2,568
                                                                                          ---------------
               MULTI-UTILITIES (2.0%)
        50,400 DTE Energy Co.                                                                       1,864
        93,200 Integrys Energy Group, Inc.                                                          3,225
        59,400 PG&E Corp.                                                                           2,429
        53,057 RWE AG (a)                                                                           4,646
                                                                                          ---------------
                                                                                                   12,164
                                                                                          ---------------
               Total Utilities                                                                     26,103
                                                                                          ---------------
               Total Common Stocks (cost: $549,835)                                               600,048
                                                                                          ---------------

               PREFERRED SECURITIES (1.1%)

               FINANCIALS (1.1%)
               -----------------
               DIVERSIFIED BANKS (1.1%)
      343,300  Banco Itau Holding Financeira S.A.  (cost:  $7,189)                                  6,528
                                                                                          ---------------
               Total Financials                                                                     6,528
                                                                                          ---------------
               Total Preferred Securities (cost: $7,189)                                            6,528
                                                                                          ---------------
               Total Equity Securities
               (cost: $557,024)                                                                   606,576
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (0.2%)

               MONEY MARKET FUNDS (0.2%)
     1,005,397 State Street Institutional Liquid Reserve Fund, 0.25% (c)
               (cost:  $1,005)                                                                      1,005
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
7 | USAA Capital Growth Fund

---------------------------------------------------------------------------------------------------------

NUMBER
OF SHARES      SECURITY                                                                      MARKET VALUE
---------------------------------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (0.2%)

               MONEY MARKET FUNDS (0.1%)
       758,082 BlackRock Liquidity Funds TempFund, 0.17% (c)                              $           758
                                                                                          ---------------

PRINCIPAL
AMOUNT
(000)
---------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (0.1%)
$          700 Credit Suisse First Boston LLC, 0.21%, acquired on 10/30/2009 and due
                     11/02/2009 at $700 (collateralized by $715 of Freddie Mac(d),
                     0.18%(e), due 4/26/2010; market value $714)                                      700
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned (cost: $1,458)                                                     1,458
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $559,487)                                         $       609,039
                                                                                          ===============


($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------

                                             (LEVEL 1)       (LEVEL 2)      (LEVEL 3)
                                           QUOTED PRICES       OTHER       SIGNIFICANT
                                             IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                              MARKETS        OBSERVABLE       INPUTS
                                           FOR IDENTICAL       INPUTS
                                               ASSETS                                               TOTAL
---------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                           $       319,308 $       280,740 $           -- $        600,048
  PREFERRED SECURITIES                              6,528              --             --            6,528
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                                1,005              --             --            1,005
SHORT-TERM INVESTMENTS PURCHASED WITH
CASH COLLATERAL FROM SECURITIES LOANED:
  MONEY MARKET FUNDS                                  758              --             --              758
  REPURCHASE AGREEMENTS                                --             700             --              700
---------------------------------------------------------------------------------------------------------
TOTAL                                     $       327,599 $       281,440 $           -- $        609,039
---------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 8

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NOTES TO PORTFOLIO
OF INVESTMENTS

October 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

--------------------------------------------------------------------------------
9 | USAA Capital Growth Fund

--------------------------------------------------------------------------------

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of

--------------------------------------------------------------------------------
                                          Notes to Portfolio of Investments | 10

--------------------------------------------------------------------------------

the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2009, was approximately $1,338,000.

E. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through December 17, 2009, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of October 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2009, were $62,100,000 and $12,548,000, respectively, resulting in net unrealized depreciation of $49,552,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $619,233,000 at October 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 56% of net assets at October 31, 2009.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ADR            American depositary receipts are receipts issued by a
               U.S. bank evidencing ownership of foreign shares.
               Dividends are paid in U.S. dollars.
REIT           Real estate investment trust

SPECIFIC NOTES

(a) Security was fair valued at October 31, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
11 | USAA Capital Growth Fund

--------------------------------------------------------------------------------

(b) The security or a portion thereof was out on loan as of October 31, 2009.
(c) Rate represents the money market fund annualized seven-day yield at October 31, 2009.
(d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(e) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*       Non-income-producing security.



--------------------------------------------------------------------------------
                                          Notes to Portfolio of Investments | 12



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12-18-2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12-21-2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12-18-2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.